UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

March 31, 2020

American Customer Satisfaction ETF
Ticker: ACSI

Brand Value ETF
Ticker: BVAL

Reverse Cap Weighted U.S. Large Cap ETF
Ticker: RVRS

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Exponential ETFs

Exponential ETFs

Letters to Shareholders

(Unaudited)

The American Customer Satisfaction ETF

The American Customer Satisfaction ETF (“ACSI” or the “Fund”) tracks the American Customer Satisfaction Investible Index (“ACSII” or the “Index”). The Fund, via its Index, utilizes proprietary customer satisfaction data to invest in companies with above average customer satisfaction scores within their respective industries. The strategy utilizes customer satisfaction metrics for over 350 brands, representing over 150 large capitalization securities for potential inclusion in the Index. Sector constraints are applied at the time of Index rebalance with the intention of providing a diversified portfolio across all US sectors. All equity securities within the Index are listed on a major US stock exchange and measured by the American Customer Satisfaction Index LLC. The information presented in this report relates to the six-month period ended March 31, 2020 (the “current fiscal period”).

The Advisor believes that companies who possess higher satisfaction among their customers have higher cash flows, higher profitability, and higher relative stock appreciation over the long term. The source of this data – The American Customer Satisfaction Index – is recognized as a world leader in the measurement and analysis of customer satisfaction. It is the only national cross-industry measure of customer satisfaction in the United States.

For the current fiscal period, ACSI generated a total return of -17.14% (NAV) and -16.58% (Market). This compares to the -16.89% total return of its Index, and the -12.31% total return of the benchmark, the S&P 500, for the same period.

From a sector perspective, Health Care and Information Technology were the leading contributors while Industrials, Consumer Discretionary, and Utilities were the leading detractors.

Reviewing individual stocks, leading contributors included Netflix, Inc., Amazon.com, Inc., and Apple, Inc., most of which had the highest customer satisfaction scores in their aggregate industries. Conversely, leading detractors included CenterPoint Energy, Inc., Alaska Air Group, Inc., and Vonage Holdings Corporation.

Brand Value ETF

The Brand Value ETF (“BVAL” or the “Fund”) tracks the EQM Brand Value Index (“BVAL Index” or the “Index”). By tracking the BVAL Index, the Brand Value ETF seeks to identify companies worthy of investment that exhibit a discount of brand and intangible asset value relative to market cap, as well as show operational efficiencies. The strategy uses a rules-based methodology designed to show that brands and intangible assets are key in identifying undervalued companies in the U.S.

Exponential ETFs

Letters to Shareholders
(Unaudited) (Continued)

For the current fiscal period, BVAL generated a total return of -21.36% (NAV) and -21.31% (Market). This compares to the -21.30% total return of its Index, and the -12.31% total return of the benchmark, the S&P 500, for the same period.

Leading contributors to Fund performance include the Health Care, Energy, and Information Technology sectors. From an individual stock perspective, Microsoft Corporation, Amazon.com, Inc., and Clorox Company. were the top contributors.

Leading detractors to Fund performance include the Consumer Discretionary, Communication Services, and Industrials. From an individual stock perspective, ViacomCBS, Inc., Revlon, Inc., and United Airlines Holdings, Inc. were the top detractors.

Reverse Cap Weighted U.S. Large Cap ETF

The Reverse Cap Weighted U.S. Large Cap ETF (“RVRS” or the “Fund”) tracks the Reverse Cap Weighted US Large Cap Index (“REVERSE” or the “Index”). The Fund, via its Index, provides exposure to the companies in the S&P 500 index. However, while traditional market cap weighted indexes such as the S&P 500 weight companies inside the index by their relative market capitalization, RVRS does the opposite, weighting companies by the inverse of their relative market cap. By investing smallest-to-biggest, the Fund tilts investment exposure to the smaller end of the market cap spectrum within the large cap space.

For the current fiscal period, RVRS generated a total return of -26.84% (NAV) and -26.76% (Market). This compares to the -27.02% total return of the Index, and the -12.31% total return of the benchmark, the S&P 500, for the same period.

Leading contributors to Fund performance include the Health Care, Utilities, and Consumer Staples sectors. From an individual stock perspective, Las Vegas Sands Corporation, DaVita, Inc., and Tiffany & Company, were the top contributors.

Leading detractors to Fund performance include the Consumer Discretionary, Energy, and Financials. From an individual stock perspective, Alliance Data Systems Corporation, Gap, Inc., and Macy’s, Inc. were the top detractors.

Must be preceded or accompanied by a prospectus

Diversification does not guarantee a profit or protect from loss in a declining market.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Funds’ holdings, please refer to the Schedules of Investments in this report.

The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. The Index relies heavily on proprietary quantitative models as well as information and data supplied by third parties (Models and Data). Because the Index is composed based on such Models and Data, when such Models and Data

Exponential ETFs

Letters to Shareholders
(Unaudited) (Continued)

prove to be incorrect or incomplete, the Index and Fund may not perform as expected. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange through the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. To the extent the Fund invests more heavily in particular sectors of the economy, the Fund’s performance may be more sensitive to developments that significantly affect those sectors.

American Customer Satisfaction Investable Index is an objective, rules-based methodology to measure the performance of (i) large capitalization U.S.-listed companies whose customers have been surveyed and who have been assigned a customer satisfaction score as part of the Customer Satisfaction Data (collectively, “ACSI Companies”) and (ii) U.S. sector-specific exchange-traded funds (“ETFs”) used by the Index to supplement its exposure to sectors for which there are too few ACSI Companies to achieve the target sector weights at the time of each rebalance. The Index is sector-weighted to reflect the overall U.S. large cap market, and security-weighted based on the Customer Satisfaction Data. You cannot invest directly in an index.

The S&P 500 Index is a widely recognized capitalization-weighted Index of 500 common stock prices in U.S. companies.

Cash flow is the total amount of money being transferred into and out of a business, especially as affecting liquidity.

The EQM Brand Value Index has a proprietary method of analyzing unrealized value to identify companies whose share value has not been fully recognized by the U.S. markets. The index is rules-based and equally weights constituent companies exhibiting a discount of brand and intangible asset value to market cap and show operational efficiency. Created in 2018, the EQM Brand Value Index is designed to show that brands and intangible assets are key in identifying undervalued companies in the U.S. You cannot invest directly in an index.

The Reverse Cap Weighted U.S. Large Cap Index is a rules-based, reverse capitalization weighted index comprised of the 500 largest U.S.-listed companies as measured by their free-float market capitalization contained within the S&P 500 universe. The Index seeks to provide exposure to the U.S. large-cap market but with greater emphasis on the smaller-end of the large-cap spectrum, unlike many traditional market capitalization weighted indexes that place a greater emphasis on the largest companies in the large-cap market. You cannot invest directly in an index.

Distributed by Foreside Fund Services, LLC

Exponential ETFs

Portfolio Allocations
As of March 31, 2020 (Unaudited)

American Customer Satisfaction ETF

Sector	Percentage of Net Assets
Information Technology	18.0%
Consumer Staples	16.5
Consumer Discretionary	15.6
Utilities	14.3
Communication Services	12.9
Financials	8.3
Industrials	7.4
Health Care	4.7
Materials	0.8
Real Estate	0.8
Energy	0.5
Short-Term Investments	0.2
Other Assets in Excess of Liabilities *	0.0
Total	100.0%

Brand Value ETF

Sector	Percentage of Net Assets
Information Technology ♦	25.2%
Consumer Staples	22.6
Consumer Discretionary	18.7
Financials	11.3
Communication Services	8.1
Health Care	7.6
Industrials	3.4
Energy	2.9
Short-Term Investments	0.2
Liabilities in Excess of Other Assets *	0.0
Total	100.0%

*	Represents less than 0.05% of net assets.
♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

Exponential ETFs

Portfolio Allocations
As of March 31, 2020 (Unaudited) (Continued)

Reverse Cap Weighted U.S. Large Cap ETF

Sector	Percentage of Net Assets
Industrials	16.0%
Consumer Discretionary	15.6
Information Technology	14.2
Financials	11.1
Health Care	10.9
Consumer Staples	7.0
Real Estate	6.9
Materials	6.6
Utilities	5.8
Energy	4.0
Communication Services	1.6
Other Assets in Excess of Liabilities	0.2
Short-Term Investments	0.1
Total	100.0%

American Customer Satisfaction ETF

Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 94.9%
	Communication Services — 12.9%
844	Alphabet, Inc. - Class C (a)	$981,412
413	Altice USA, Inc. - Class A (a)	9,206
16,917	AT&T, Inc.	493,130
10,562	DISH Network Corporation - Class A (a)	211,134
6,360	Motorola Solutions, Inc.	845,371
25,968	New York Times Company - Class A	797,477
10,273	T-Mobile US, Inc. (a)	861,905
12,144	Verizon Communications, Inc.	652,497
172,973	Vonage Holdings Corporation (a)	1,250,595
		6,102,727
	Consumer Discretionary — 15.6%
17,575	Abercrombie & Fitch Company - Class A	159,757
24,146	Bed Bath & Beyond, Inc.	101,655
382	Chipotle Mexican Grill, Inc. (a)	249,981
400	Comcast Corporation - Class A	13,752
2,362	Cracker Barrel Old Country Store, Inc.	196,566
2,838	Darden Restaurants, Inc.	154,557
4,130	Dillard’s, Inc. - Class A	152,604
2,900	Dollar Tree, Inc. (a)	213,063
1,056	Domino’s Pizza, Inc.	342,218
7,928	Etsy, Inc. (a)	304,753
2,756	Expedia Group, Inc.	155,080
7,940	Foot Locker, Inc.	175,077
33,779	Ford Motor Company	163,153
17,525	Gap, Inc.	123,376
9,021	General Motors Company	187,456
48,462	Hanesbrands, Inc.	381,396
2,982	Hilton Worldwide Holdings, Inc.	203,492
3,481	Hyatt Hotels Corporation - Class A	166,740
264,601	J.C. Penney Company, Inc. (a)	95,256
6,608	Kohl’s Corporation	96,411
38,023	L Brands, Inc.	439,546
16,030	Macy’s, Inc.	78,707
4,646	Marriott International, Inc. - Class A	347,567
3,407	NIKE, Inc. - Class B	281,895

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.9% (Continued)
	Consumer Discretionary — 15.6% (Continued)
7,185	Nordstrom, Inc.	$110,218
4,983	Papa John’s International, Inc.	265,943
3,364	Starbucks Corporation	221,149
2,385	Target Corporation	221,733
13,288	Texas Roadhouse, Inc.	548,794
4,856	TJX Companies, Inc.	232,165
23,615	TripAdvisor, Inc.	410,665
1,240	Ulta Beauty, Inc. (a)	217,868
3,176	V.F. Corporation	171,758
2,690	Yum! Brands, Inc.	184,346
		7,368,697
	Consumer Staples — 16.5%
4,033	Clorox Company	698,717
8,784	Colgate-Palmolive Company	582,906
3,714	Costco Wholesale Corporation	1,058,973
140	CVS Health Corporation	8,306
11,726	General Mills, Inc.	618,781
9,434	Hershey Company	1,250,005
41,025	Keurig Dr Pepper, Inc.	995,677
6,920	Kroger Company	208,431
9,371	PepsiCo, Inc.	1,125,457
11,182	Procter & Gamble Company	1,230,020
100	Walmart, Inc.	11,362
		7,788,635
	Financials — 8.3%
5,510	Allstate Corporation	505,432
3,938	Capital One Financial Corporation	198,554
38,874	Charles Schwab Corporation	1,306,944
16,222	Citigroup, Inc.	683,271
2,948	JPMorgan Chase & Company	265,408
2,519	PNC Financial Services Group, Inc.	241,119
15,145	Truist Financial Corporation	467,072
7,076	US Bancorp	243,768
		3,911,568

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.9% (Continued)
	Health Care — 1.9%
2,956	Humana, Inc.	$928,243

	Industrials — 7.4%
21,083	Alaska Air Group, Inc.	600,233
427	American Airlines Group, Inc.	5,205
2,949	Delta Air Lines, Inc.	84,135
7,991	FedEx Corporation	968,988
39,141	JetBlue Airways Corporation (a)	350,312
13,488	Southwest Airlines Company	480,308
10,785	United Parcel Service, Inc. - Class B	1,007,535
		3,496,716
	Information Technology — 18.0%
1,155	Amazon.com, Inc. (a)	2,251,927
8,062	Apple, Inc.	2,050,086
55,623	HP, Inc.	965,615
5,855	Microsoft Corporation	923,392
6,136	Netflix, Inc. (a)	2,304,068
		8,495,088
	Utilities — 14.3%
4,630	Ameren Corporation	337,203
8,355	Atmos Energy Corporation	829,067
61,747	CenterPoint Energy, Inc.	953,991
10,665	Consolidated Edison, Inc.	831,870
6,638	Dominion Energy, Inc.	479,197
4,647	Edison International	254,609
2,940	Entergy Corporation	276,272
3,024	NextEra Energy, Inc.	727,635
19,609	NiSource, Inc.	489,637
2,379	Sempra Energy	268,803
11,592	Southern Company	627,591
5,920	WEC Energy Group, Inc.	521,729
2,626	Xcel Energy, Inc.	158,347
		6,755,951
	TOTAL COMMON STOCKS (Cost $57,284,107)	44,847,625

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS — 4.9%
	Energy — 0.5%
4,125	Energy Select Sector SPDR Fund	$119,872
7,661	iShares U.S. Energy ETF	117,290
		237,162
	Healthcare — 2.8%
7,500	Health Care Select Sector SPDR Fund	664,350
3,549	iShares U.S. Healthcare ETF	666,502
		1,330,852
	Materials — 0.8%
2,607	iShares U.S. Basic Materials ETF	180,587
4,125	Materials Select Sector SPDR Fund	185,790
		366,377
	Real Estate — 0.8%
2,682	iShares U.S. Real Estate ETF	186,587
6,459	Real Estate Select Sector SPDR Fund	200,229
		386,816
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,902,841)	2,321,207

	SHORT-TERM INVESTMENTS — 0.2%
88,017	First American Government Obligations Fund, Class X, 0.41% *	88,017
	TOTAL SHORT-TERM INVESTMENTS (Cost $88,017)	88,017
	TOTAL INVESTMENTS — 100.0% (Cost $60,274,965)	47,256,849
	Other Assets in Excess of Liabilities — 0.0%+	22,289
	NET ASSETS — 100.0%	$47,279,138

Percentages are stated as a percent of net assets.

The Fund’s security classifications are defined by the Fund Advisor.

(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of March 31, 2020.
+	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Communication Services — 8.1%
366	Alphabet, Inc. - Class C (a)	$425,588
12,455	AT&T, Inc.	363,063
7,599	Verizon Communications, Inc.	408,294
17,027	ViacomCBS, Inc. - Class B	238,548
		1,435,493
	Consumer Discretionary — 18.7%
48,666	Ford Motor Company	235,057
11,585	General Motors Company	240,736
14,221	Harley-Davidson, Inc.	269,204
4,706	Hilton Worldwide Holdings, Inc.	321,137
14,149	La-Z-Boy, Inc.	290,762
3,471	Marriott International, Inc. - Class A	259,666
5,042	NIKE, Inc. - Class B	417,175
4,886	Ralph Lauren Corporation	326,531
4,081	Target Corporation	379,411
3,159	Walt Disney Company	305,159
3,199	Whirlpool Corporation	274,474
		3,319,312
	Consumer Staples — 22.6%
9,751	Campbell Soup Company	450,106
2,672	Clorox Company	462,924
7,868	Coca-Cola Company	348,159
5,856	Colgate-Palmolive Company	388,604
8,121	General Mills, Inc.	428,545
4,142	J.M. Smucker Company	459,762
6,962	Kellogg Company	417,651
3,177	PepsiCo, Inc.	381,558
3,558	Procter & Gamble Company	391,380
26,229	Revlon, Inc. - Class A (a)	286,683
		4,015,372
	Energy — 2.9%
3,773	Chevron Corporation	273,392
6,416	Exxon Mobil Corporation	243,616
		517,008

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Financials — 11.3%
3,684	American Express Company	$315,387
16,045	Bank of America Corporation	340,635
5,078	Capital One Financial Corporation	256,033
11,285	Charles Schwab Corporation	379,401
3,999	JPMorgan Chase & Company	360,030
10,495	Morgan Stanley	356,830
		2,008,316
	Health Care — 7.6%
9,139	Bristol-Myers Squibb Company	509,408
3,405	Johnson & Johnson	446,497
12,203	Pfizer, Inc.	398,306
		1,354,211
	Industrials — 3.4%
16,093	American Airlines Group, Inc.	196,174
26,388	JetBlue Airways Corporation (a)	236,173
5,161	United Airlines Holdings, Inc. (a)	162,829
		595,176
	Information Technology — 25.2%♦
239	Amazon.com, Inc. (a)	465,983
2,081	Apple, Inc.	529,178
11,018	eBay, Inc.	331,201
2,314	Facebook, Inc. - Class A (a)	385,975
24,014	HP, Inc.	416,883
8,945	Intel Corporation	484,103
3,248	International Business Machines Corporation	360,301
1,517	Mastercard, Inc. - Class A	366,447
3,166	Microsoft Corporation	499,310
9,987	Twitter, Inc. (a)	245,281
2,386	Visa, Inc. - Class A	384,433
		4,469,095
	TOTAL COMMON STOCKS (Cost $23,016,704)	17,713,983

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.2%
37,541	First American Government Obligations Fund, Class X, 0.43% *	$37,541
	TOTAL SHORT-TERM INVESTMENTS (Cost $37,541)	37,541
	TOTAL INVESTMENTS — 100.0% (Cost $23,054,245)	17,751,524
	Other Assets in Excess of Liabilities — 0.0%+	5,717
	NET ASSETS — 100.0%	$17,757,241

Percentages are stated as a percent of net assets.

The Fund’s security classifications are defined by the Fund Advisor.

(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of March 31, 2020.
+	Represents less than 0.05% of net assets.
♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Communication Services — 1.6%
28	AT&T, Inc.	$816
1,682	CenturyLink, Inc.	15,912
10	Charter Communications, Inc. - Class A (a)	4,363
1,051	DISH Network Corporation - Class A (a)	21,009
523	Live Nation Entertainment, Inc. (a)	23,776
71	Motorola Solutions, Inc.	9,437
173	T-Mobile US, Inc. (a)	14,515
20	Verizon Communications, Inc.	1,075
377	ViacomCBS, Inc. - Class B	5,282
		96,185
	Consumer Discretionary — 15.6%
188	Advance Auto Parts, Inc.	17,544
140	Aptiv plc	6,894
9	AutoZone, Inc. (a)	7,614
193	Best Buy Company, Inc.	11,001
2	Booking Holdings, Inc. (a)	2,691
775	BorgWarner, Inc.	18,887
1,330	Capri Holdings, Ltd. (a)	14,351
197	CarMax, Inc. (a)	10,605
325	Carnival Corporation	4,280
18	Chipotle Mexican Grill, Inc. (a)	11,779
32	Comcast Corporation - Class A	1,100
310	D.R. Horton, Inc.	10,540
190	Darden Restaurants, Inc.	10,347
421	Discovery, Inc. - Class A (a)	8,184
230	Discovery, Inc. - Class C (a)	4,034
51	Dollar General Corporation	7,702
150	Dollar Tree, Inc. (a)	11,020
173	Expedia Group, Inc.	9,735
940	Ford Motor Company	4,540
138	Fox Corporation - Class A	3,261
318	Fox Corporation - Class B	7,276
5,262	Gap, Inc.	37,044
228	Garmin, Ltd.	17,091
195	General Motors Company	4,052

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Consumer Discretionary — 15.6% (Continued)
203	Genuine Parts Company	$13,668
2,884	H&R Block, Inc.	40,607
4,140	Hanesbrands, Inc.	32,582
1,450	Harley-Davidson, Inc.	27,449
226	Hasbro, Inc.	16,170
96	Hilton Worldwide Holdings, Inc.	6,551
5	Home Depot, Inc.	934
1,506	Interpublic Group of Companies, Inc.	24,382
838	Kohl’s Corporation	12,226
4,234	L Brands, Inc.	48,945
191	Las Vegas Sands Corporation	8,112
915	Leggett & Platt, Inc.	24,412
327	Lennar Corporation - Class A	12,491
775	LKQ Corporation (a)	15,895
28	Lowe’s Companies, Inc.	2,409
4,300	Macy’s, Inc.	21,113
53	Marriott International, Inc. - Class A	3,965
10	McDonald’s Corporation	1,654
564	MGM Resorts International	6,655
271	Mohawk Industries, Inc. (a)	20,661
2,212	Newell Brands, Inc.	29,375
798	News Corporation - Class A	7,162
2,388	News Corporation - Class B	21,468
26	NIKE, Inc. - Class B	2,151
1,970	Nordstrom, Inc.	30,220
457	Norwegian Cruise Line Holdings, Ltd. (a)	5,009
6	NVR, Inc. (a)	15,415
213	Omnicom Group, Inc.	11,694
21	O’Reilly Automotive, Inc. (a)	6,322
738	PulteGroup, Inc.	16,472
380	PVH Corporation	14,303
453	Ralph Lauren Corporation	30,274
64	Ross Stores, Inc.	5,566
117	Royal Caribbean Cruises, Ltd.	3,764
30	Starbucks Corporation	1,972

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Consumer Discretionary — 15.6% (Continued)
1,650	Tapestry, Inc.	$21,368
37	Target Corporation	3,440
161	Tiffany & Company	20,849
71	TJX Companies, Inc.	3,395
295	Tractor Supply Company	24,942
84	Ulta Beauty, Inc. (a)	14,759
1,066	Under Armour, Inc. - Class A (a)	9,818
1,250	Under Armour, Inc. - Class C (a)	10,075
110	V.F. Corporation	5,949
7	Walt Disney Company	676
218	Whirlpool Corporation	18,704
191	Wynn Resorts, Ltd.	11,496
103	Yum! Brands, Inc.	7,059
		936,150
	Consumer Staples — 7.0%
66	Altria Group, Inc.	2,552
274	Archer-Daniels-Midland Company	9,639
421	Brown-Forman Corporation - Class B	23,370
805	Campbell Soup Company	37,159
260	Church & Dwight Company, Inc.	16,687
107	Clorox Company	18,538
27	Coca-Cola Company	1,195
76	Colgate-Palmolive Company	5,044
782	Conagra Brands, Inc.	22,944
56	Constellation Brands, Inc. - Class A	8,028
7	Costco Wholesale Corporation	1,996
8,491	Coty, Inc. - Class A	43,814
44	CVS Health Corporation	2,611
32	Estee Lauder Companies, Inc. - Class A	5,099
193	General Mills, Inc.	10,185
96	Hershey Company	12,720
557	Hormel Foods Corporation	25,978
265	J.M. Smucker Company	29,415
285	Kellogg Company	17,097
47	Kimberly-Clark Corporation	6,010

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Consumer Staples — 7.0% (Continued)
492	Kraft Heinz Company	$12,172
493	Kroger Company	14,849
300	Lamb Weston Holdings, Inc.	17,130
90	McCormick & Company, Inc.	12,709
633	Molson Coors Beverage Company - Class B	24,693
76	Mondelez International, Inc. - Class A	3,806
211	Monster Beverage Corporation (a)	11,871
11	PepsiCo, Inc.	1,321
27	Philip Morris International, Inc.	1,970
7	Procter & Gamble Company	770
87	Sysco Corporation	3,970
136	Tyson Foods, Inc. - Class A	7,870
124	Walgreens Boots Alliance, Inc.	5,673
15	Walmart, Inc.	1,704
		420,589
	Energy — 4.0%
1,773	Apache Corporation	7,411
828	Baker Hughes Company	8,694
2,950	Cabot Oil & Gas Corporation	50,711
11	Chevron Corporation	797
244	Concho Resources, Inc.	10,455
72	ConocoPhillips	2,218
1,430	Devon Energy Corporation	9,881
266	Diamondback Energy, Inc.	6,969
90	EOG Resources, Inc.	3,233
15	Exxon Mobil Corporation	570
617	Halliburton Company	4,227
1,618	Helmerich & Payne, Inc.	25,322
311	Hess Corporation	10,356
832	HollyFrontier Corporation	20,392
384	Kinder Morgan, Inc.	5,345
2,404	Marathon Oil Corporation	7,909
140	Marathon Petroleum Corporation	3,307
1,391	National Oilwell Varco, Inc.	13,674
1,271	Noble Energy, Inc.	7,677

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Energy — 4.0% (Continued)
243	Occidental Petroleum Corporation	$2,814
141	ONEOK, Inc.	3,075
54	Phillips 66	2,897
95	Pioneer Natural Resources Company	6,664
147	Schlumberger, Ltd.	1,983
1,825	TechnipFMC plc	12,301
86	Valero Energy Corporation	3,901
498	Williams Companies, Inc.	7,047
		239,830
	Financials — 11.1%
150	Aflac, Inc.	5,136
80	Allstate Corporation	7,338
30	American Express Company	2,568
134	American International Group, Inc.	3,249
87	Ameriprise Financial, Inc.	8,916
31	Aon plc	5,116
187	Arthur J. Gallagher & Company	15,242
300	Assurant, Inc.	31,227
32	Bank of America Corporation	679
147	Bank of New York Mellon Corporation	4,951
3	Berkshire Hathaway, Inc. - Class B (a)	548
11	BlackRock, Inc.	4,840
61	Capital One Financial Corporation	3,076
211	Cboe Global Markets, Inc.	18,832
108	Charles Schwab Corporation	3,631
34	Chubb, Ltd.	3,797
184	Cincinnati Financial Corporation	13,883
24	Citigroup, Inc.	1,011
431	Citizens Financial Group, Inc.	8,107
21	CME Group, Inc.	3,631
416	Comerica, Inc.	12,205
132	Discover Financial Services	4,709
678	E*TRADE Financial Corporation	23,269
103	Everest Re Group, Ltd.	19,819
457	Fifth Third Bancorp	6,786

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Financials — 11.1% (Continued)
140	First Republic Bank	$11,519
1,654	Franklin Resources, Inc.	27,605
283	Globe Life, Inc.	20,368
18	Goldman Sachs Group, Inc.	2,783
232	Hartford Financial Services Group, Inc.	8,176
1,282	Huntington Bancshares, Inc.	10,525
62	Intercontinental Exchange, Inc.	5,006
2,695	Invesco, Ltd.	24,471
5	JPMorgan Chase & Company	450
764	KeyCorp	7,923
435	Lincoln National Corporation	11,449
478	Loews Corporation	16,649
81	M&T Bank Corporation	8,378
58	MarketAxess Holdings, Inc.	19,289
51	Marsh & McLennan Companies, Inc.	4,409
156	MetLife, Inc.	4,769
34	Moody’s Corporation	7,191
100	Morgan Stanley	3,400
54	MSCI, Inc.	15,604
248	Nasdaq, Inc.	23,548
125	Northern Trust Corporation	9,433
2,521	People’s United Financial, Inc.	27,857
27	PNC Financial Services Group, Inc.	2,584
407	Principal Financial Group, Inc.	12,755
102	Progressive Corporation	7,532
87	Prudential Financial, Inc.	4,536
300	Raymond James Financial, Inc.	18,960
1,096	Regions Financial Corporation	9,831
16	S&P Global, Inc.	3,921
136	State Street Corporation	7,245
95	SVB Financial Group (a)	14,353
368	Synchrony Financial	5,921
88	T. Rowe Price Group, Inc.	8,593
65	Travelers Companies, Inc.	6,458
74	Truist Financial Corporation	2,282

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Financials — 11.1% (Continued)
1,610	Unum Group	$24,166
60	US Bancorp	2,067
27	Wells Fargo & Company	775
61	Willis Towers Watson plc	10,361
441	W.R. Berkley Corporation	23,007
685	Zions Bancorporation NA	18,331
		667,046
	Health Care — 10.9%
23	Abbott Laboratories	1,815
27	AbbVie, Inc.	2,057
208	ABIOMED, Inc. (a)	30,193
141	Agilent Technologies, Inc.	10,098
115	Alexion Pharmaceuticals, Inc. (a)	10,326
61	Align Technology, Inc. (a)	10,611
26	Allergan plc	4,605
290	AmerisourceBergen Corporation	25,665
8	Amgen, Inc.	1,622
15	Anthem, Inc.	3,406
86	Baxter International, Inc.	6,982
15	Becton Dickinson and Company	3,447
20	Biogen, Inc. (a)	6,328
110	Boston Scientific Corporation (a)	3,589
32	Bristol-Myers Squibb Company	1,784
372	Cardinal Health, Inc.	17,834
224	Centene Corporation (a)	13,308
190	Cerner Corporation	11,968
23	Cigna Corporation	4,075
62	Cooper Companies, Inc.	17,092
22	Danaher Corporation	3,045
651	DaVita, Inc. (a)	49,515
441	DENTSPLY SIRONA, Inc.	17,124
27	Edwards Lifesciences Corporation (a)	5,093
24	Eli Lilly & Company	3,329
63	Gilead Sciences, Inc.	4,710
57	HCA Healthcare, Inc.	5,121

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Health Care — 10.9% (Continued)
455	Henry Schein, Inc. (a)	$22,987
412	Hologic, Inc. (a)	14,461
18	Humana, Inc.	5,652
56	IDEXX Laboratories, Inc. (a)	13,565
20	Illumina, Inc. (a)	5,462
208	Incyte Corporation (a)	15,232
9	Intuitive Surgical, Inc. (a)	4,457
82	IQVIA Holdings, Inc. (a)	8,845
4	Johnson & Johnson	525
115	Laboratory Corporation of America Holdings (a)	14,535
87	McKesson Corporation	11,768
17	Medtronic plc	1,533
15	Merck & Company, Inc.	1,154
21	Mettler-Toledo International, Inc. (a)	14,501
1,638	Mylan NV (a)	24,423
311	PerkinElmer, Inc.	23,412
784	Perrigo Company plc	37,703
36	Pfizer, Inc.	1,175
212	Quest Diagnostics, Inc.	17,024
27	Regeneron Pharmaceuticals, Inc. (a)	13,184
92	ResMed, Inc.	13,551
158	STERIS plc	22,115
23	Stryker Corporation	3,829
52	Teleflex, Inc.	15,229
7	Thermo Fisher Scientific, Inc.	1,985
4	UnitedHealth Group, Inc.	998
186	Universal Health Services, Inc. - Class B	18,429
171	Varian Medical Systems, Inc. (a)	17,555
25	Vertex Pharmaceuticals, Inc. (a)	5,949
86	Waters Corporation (a)	15,656
68	Zimmer Biomet Holdings, Inc.	6,873
40	Zoetis, Inc.	4,708
		653,217
	Industrials — 16.0%
18	3M Company	2,457

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Industrials — 16.0% (Continued)
1,051	A.O. Smith Corporation	$39,738
543	Alaska Air Group, Inc.	15,459
225	Allegion plc	20,705
1,041	American Airlines Group, Inc.	12,690
137	AMETEK, Inc.	9,867
798	Arconic, Inc.	12,816
3	Boeing Company	447
392	C.H. Robinson Worldwide, Inc.	25,950
26	Caterpillar, Inc.	3,017
54	Cintas Corporation	9,354
194	Copart, Inc. (a)	13,293
75	CSX Corporation	4,297
61	Cummins, Inc.	8,255
33	Deere & Company	4,559
161	Delta Air Lines, Inc.	4,593
166	Dover Corporation	13,934
86	Eaton Corporation plc	6,681
88	Emerson Electric Company	4,193
134	Equifax, Inc.	16,006
312	Expeditors International of Washington, Inc.	20,817
396	Fastenal Company	12,375
50	FedEx Corporation	6,063
1,005	Flowserve Corporation	24,009
185	Fortive Corporation	10,210
530	Fortune Brands Home & Security, Inc.	22,922
41	General Dynamics Corporation	5,425
277	General Electric Company	2,199
14	Honeywell International, Inc.	1,873
121	Huntington Ingalls Industries, Inc.	22,047
144	IDEX Corporation	19,888
140	IHS Markit, Ltd.	8,400
34	Illinois Tool Works, Inc.	4,832
1,310	Ingersoll Rand, Inc. (a)	32,488
284	J.B. Hunt Transport Services, Inc.	26,193
281	Jacobs Engineering Group, Inc.	22,275

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Industrials — 16.0% (Continued)
248	Johnson Controls International plc	$6,686
136	Kansas City Southern	17,296
35	L3Harris Technologies, Inc.	6,304
7	Lockheed Martin Corporation	2,373
493	Masco Corporation	17,043
2,187	Nielsen Holdings plc	27,425
33	Norfolk Southern Corporation	4,818
16	Northrop Grumman Corporation	4,841
212	Old Dominion Freight Line, Inc.	27,761
133	PACCAR, Inc.	8,130
56	Parker-Hannifin Corporation	7,265
877	Pentair plc	26,100
1,284	Quanta Services, Inc.	40,741
23	Raytheon Company	3,016
186	Republic Services, Inc.	13,961
693	Robert Half International, Inc.	26,161
65	Rockwell Automation, Inc.	9,809
2,040	Rollins, Inc.	73,726
24	Roper Technologies, Inc.	7,483
193	Snap-on, Inc.	21,002
220	Southwest Airlines Company	7,834
75	Stanley Black & Decker, Inc.	7,500
708	Textron, Inc.	18,882
93	Trane Technologies plc	7,681
18	TransDigm Group, Inc.	5,763
14	Union Pacific Corporation	1,975
185	United Airlines Holdings, Inc. (a)	5,837
30	United Parcel Service, Inc. - Class B	2,803
156	United Rentals, Inc. (a)	16,052
17	United Technologies Corporation	1,604
85	Verisk Analytics, Inc.	11,847
64	W.W. Grainger, Inc.	15,904
63	Waste Management, Inc.	5,831
301	Westinghouse Air Brake Technologies Corporation	14,487

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Industrials — 16.0% (Continued)
284	Xylem, Inc.	$18,497
		964,765
	Information Technology — 14.2%
11	Accenture plc - Class A	1,796
117	Activision Blizzard, Inc.	6,959
6	Adobe, Inc. (a)	1,909
165	Advanced Micro Devices, Inc. (a)	7,504
268	Akamai Technologies, Inc. (a)	24,519
623	Alliance Data Systems Corporation	20,964
91	Amphenol Corporation- Class A	6,632
60	Analog Devices, Inc.	5,379
56	ANSYS, Inc. (a)	13,018
1	Apple, Inc.	254
94	Applied Materials, Inc.	4,307
153	Arista Networks, Inc. (a)	30,990
44	Autodesk, Inc. (a)	6,868
31	Automatic Data Processing, Inc.	4,237
7	Broadcom, Inc.	1,660
190	Broadridge Financial Solutions, Inc.	18,018
234	Cadence Design Systems, Inc. (a)	15,453
114	CDW Corporation	10,633
31	Cisco Systems, Inc.	1,219
208	Citrix Systems, Inc.	29,442
145	Cognizant Technology Solutions Corporation - Class A	6,738
482	Corning, Inc.	9,900
844	DXC Technology Company	11,014
324	eBay, Inc.	9,739
97	Electronic Arts, Inc. (a)	9,716
263	F5 Networks, Inc. (a)	28,044
3	Facebook, Inc. - Class A (a)	500
26	Fidelity National Information Services, Inc.	3,163
40	Fiserv, Inc. (a)	3,800
38	FleetCor Technologies, Inc. (a)	7,088
816	FLIR Systems, Inc.	26,022

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Information Technology — 14.2% (Continued)
196	Fortinet, Inc. (a)	$19,829
140	Gartner, Inc. (a)	13,940
32	Global Payments, Inc.	4,615
937	Hewlett Packard Enterprise Company	9,098
507	HP, Inc.	8,802
21	Intel Corporation	1,137
17	International Business Machines Corporation	1,886
20	Intuit, Inc.	4,600
414	IPG Photonics Corporation (a)	45,656
190	Jack Henry & Associates, Inc.	29,496
1,596	Juniper Networks, Inc.	30,547
143	Keysight Technologies, Inc. (a)	11,966
67	KLA Corporation	9,631
26	Lam Research Corporation	6,240
275	Leidos Holdings, Inc.	25,204
4	Mastercard, Inc. - Class A	966
327	Maxim Integrated Products, Inc.	15,895
125	Microchip Technology, Inc.	8,475
107	Micron Technology, Inc. (a)	4,500
1	Microsoft Corporation	158
338	NetApp, Inc.	14,091
7	Netflix, Inc. (a)	2,628
783	NortonLifeLock, Inc.	14,650
10	NVIDIA Corporation	2,636
48	Oracle Corporation	2,320
135	Paychex, Inc.	8,494
67	Paycom Software, Inc. (a)	13,535
21	PayPal Holdings, Inc. (a)	2,010
208	Qorvo, Inc. (a)	16,771
35	QUALCOMM, Inc.	2,368
13	salesforce.com, Inc. (a)	1,872
391	Seagate Technology plc	19,081
25	ServiceNow, Inc. (a)	7,165
146	Skyworks Solutions, Inc.	13,049
111	Synopsys, Inc. (a)	14,296

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Information Technology — 14.2% (Continued)
185	Take-Two Interactive Software, Inc. (a)	$21,943
102	TE Connectivity, Ltd.	6,424
20	Texas Instruments, Inc.	1,999
435	Twitter, Inc. (a)	10,684
82	VeriSign, Inc. (a)	14,767
5	Visa, Inc. - Class A	806
355	Western Digital Corporation	14,775
1,004	Western Union Company	18,203
1,243	Xerox Holdings Corporation	23,542
134	Xilinx, Inc.	10,444
86	Zebra Technologies Corporation - Class A (a)	15,790
		854,469
	Materials — 6.6%
26	Air Products & Chemicals, Inc.	5,190
666	Albemarle Corporation	37,542
1,691	Amcor plc	13,731
221	Avery Dennison Corporation	22,513
235	Ball Corporation	15,195
161	Celanese Corporation	11,816
699	CF Industries Holdings, Inc.	19,013
591	Corteva, Inc.	13,889
147	Dow, Inc.	4,298
95	DuPont de Nemours, Inc.	3,239
368	Eastman Chemical Company	17,141
36	Ecolab, Inc.	5,610
248	FMC Corporation	20,259
1,258	Freeport-McMoRan, Inc.	8,492
160	International Flavors & Fragrances, Inc.	16,333
370	International Paper Company	11,518
13	Linde plc	2,249
141	LyondellBasell Industries NV - Class A	6,998
65	Martin Marietta Materials, Inc.	12,300
2,528	Mosaic Company	27,353
223	Newmont Corporation	10,097
322	Nucor Corporation	11,598

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Materials — 6.6% (Continued)
264	Packaging Corporation of America	$22,923
74	PPG Industries, Inc.	6,186
1,374	Sealed Air Corporation	33,952
13	Sherwin-Williams Company	5,974
112	Vulcan Materials Company	12,104
722	WestRock Company	20,404
		397,917
	Real Estate — 6.9%
111	Alexandria Real Estate Equities, Inc.	15,214
18	American Tower Corporation	3,920
794	Apartment Investment & Management Company - Class A	27,909
50	AvalonBay Communities, Inc.	7,359
118	Boston Properties, Inc.	10,883
274	CBRE Group, Inc. - Class A (a)	10,333
42	Crown Castle International Corporation	6,065
114	Digital Realty Trust, Inc.	15,836
717	Duke Realty Corporation	23,216
12	Equinix, Inc.	7,495
136	Equity Residential	8,393
52	Essex Property Trust, Inc.	11,452
228	Extra Space Storage, Inc.	21,833
274	Federal Realty Investment Trust	20,443
604	Healthpeak Properties, Inc.	14,405
1,350	Host Hotels & Resorts, Inc.	14,904
1,114	Iron Mountain, Inc.	26,513
1,755	Kimco Realty Corporation	16,971
161	Mid-America Apartment Communities, Inc.	16,588
63	Prologis, Inc.	5,063
50	Public Storage	9,931
182	Realty Income Corporation	9,075
501	Regency Centers Corporation	19,253
50	SBA Communications Corporation	13,498
48	Simon Property Group, Inc.	2,633
477	SL Green Realty Corporation	20,559
497	UDR, Inc.	18,160

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Real Estate — 6.9% (Continued)
271	Ventas, Inc.	$7,263
459	Vornado Realty Trust	16,620
124	Welltower, Inc.	5,677
476	Weyerhaeuser Company	8,068
		415,532
	Utilities — 5.8%
1,284	AES Corporation	17,462
465	Alliant Energy Corporation	22,455
228	Ameren Corporation	16,605
74	American Electric Power Company, Inc.	5,919
121	American Water Works Company, Inc.	14,467
231	Atmos Energy Corporation	22,922
921	CenterPoint Energy, Inc.	14,229
292	CMS Energy Corporation	17,155
124	Consolidated Edison, Inc.	9,672
57	Dominion Energy, Inc.	4,115
102	DTE Energy Company	9,687
51	Duke Energy Corporation	4,125
164	Edison International	8,986
111	Entergy Corporation	10,431
347	Evergy, Inc.	19,102
144	Eversource Energy	11,262
165	Exelon Corporation	6,074
251	FirstEnergy Corporation	10,058
11	NextEra Energy, Inc.	2,647
1,138	NiSource, Inc.	28,416
786	NRG Energy, Inc.	21,426
373	Pinnacle West Capital Corporation	28,270
340	PPL Corporation	8,391
179	Public Service Enterprise Group, Inc.	8,039
50	Sempra Energy	5,649
81	Southern Company	4,385
124	WEC Energy Group, Inc.	10,928

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued) (Continued)
	Utilities — 5.8% (Continued)
153	Xcel Energy, Inc.	$9,226
		352,103
	TOTAL COMMON STOCKS (Cost $8,851,430)	$5,997,803
	SHORT-TERM INVESTMENTS — 0.1%
6,697	First American Government Obligations Fund, Class X, 0.43%*	6,697
	SHORT-TERM INVESTMENTS (Cost $6,697)	6,697
	TOTAL INVESTMENTS — 99.8% (Cost $8,858,127)	6,004,500
	Other Assets in Excess of Liabilities — 0.2%	11,812
	NET ASSETS — 100.0%	$6,016,312

Percentages are stated as a percent of net assets.

The Fund’s security classifications are defined by the Fund Advisor.

(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of March 31, 2020.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

Statements of Assets and Liabilities
March 31, 2020 (Unaudited)

	American Customer Satisfaction ETF	Brand Value ETF	Reverse Cap Weighted U.S. Large Cap ETF
ASSETS
Investments in securities, at value*	$47,256,849	$17,751,524	$6,004,500
Dividends and interest receivable	49,729	16,125	13,431
Cash	—	—	54
Total assets	47,306,578	$17,767,649	$6,017,985

LIABILITIES
Management fees payable	27,440	10,408	1,673
Total liabilities	27,440	10,408	1,673

NET ASSETS	$47,279,138	$17,757,241	$6,016,312

Net Assets Consist of:
Paid-in capital	$57,679,669	$23,421,688	$9,602,800
Total distributable earnings (accumulated deficit)	(10,400,531)	(5,664,447)	(3,586,488)
Net assets	$47,279,138	$17,757,241	$6,016,312

Net Asset Value:
Net assets	$47,279,138	$17,757,241	$6,016,312
Shares outstanding^	1,700,000	1,350,000	500,000
Net asset value, offering and redemption price per share	$27.81	$13.15	$12.03

*	Identified Cost:
Investments in securities	$60,274,965	$23,054,245	$8,858,127

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

Statements of Operations
For the Six-Months Ended March 31, 2020 (Unaudited)

	American Customer Satisfaction ETF	Brand Value ETF	Reverse Cap Weighted U.S. Large Cap ETF
INCOME
Dividends	$711,267	$232,099	$127,057
Interest	496	205	110
Total investment income	711,763	232,304	127,167

EXPENSES
Management fees	190,210	63,503	13,373
Total expenses	190,210	63,503	13,373
Net investment income (loss)	521,553	168,801	113,794

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	4,617,431	(13,539)	(445,119)
Change in unrealized appreciation (depreciation) on investments	(14,893,741)	(5,369,610)	(2,052,966)
Net realized and unrealized gain (loss) on investments	(10,276,310)	(5,383,149)	(2,498,085)
Net increase (decrease) in net assets resulting from operations	$(9,754,757)	$(5,214,348)	$(2,384,291)

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

Statements of Changes in Net Assets

	Six-Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
OPERATIONS
Net investment income (loss)	$521,553	$903,616
Net realized gain (loss) on investments	4,617,431	5,106,590
Change in unrealized appreciation (depreciation) on investments	(14,893,741)	(4,906,985)
Net increase (decrease) in net assets resulting from operations	(9,754,757)	1,103,221

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(991,046)	(778,066)
Total distributions to shareholders	(991,046)	(778,066)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	33,179,990	34,660,945
Payments for shares redeemed	(33,153,965)	(34,834,770)
Net increase (decrease) in net assets derived from capital share transactions (a)	26,025	(173,825)
Net increase (decrease) in net assets	$(10,719,778)	$151,330

NET ASSETS
Beginning of period/year	$57,998,916	$57,847,586
End of period/year	$47,279,138	$57,998,916

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	950,000	1,050,000
Redemptions	(950,000)	(1,050,000)
Net increase (decrease)	—	—

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

Statements of Changes in Net Assets

	Six-Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
OPERATIONS
Net investment income (loss)	$168,801	$187,319
Net realized gain (loss) on investments	(13,539)	993,368
Change in unrealized appreciation (depreciation) on investments	(5,369,610)	(92,584)
Net increase (decrease) in net assets resulting from operations	(5,214,348)	1,088,103

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(229,836)	(104,439)
Total distributions to shareholders	(229,836)	(104,439)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,971,365	14,513,920
Payments for shares redeemed	—	(5,974,115)
Net increase (decrease) in net assets derived from capital share transactions (a)	7,971,365	8,539,805
Net increase (decrease) in net assets	$2,527,181	$9,523,469

NET ASSETS
Beginning of period/year	$15,230,060	$5,706,591
End of period/year	$17,757,241	$15,230,060

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	450,000	900,000
Redemptions	—	(350,000)
Net increase (decrease)	450,000	550,000

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Statements of Changes in Net Assets

	Six-Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
OPERATIONS
Net investment income (loss)	$113,794	$155,608
Net realized gain (loss) on investments	(445,119)	812,775
Change in unrealized appreciation (depreciation) on investments	(2,052,966)	(755,788)
Net increase (decrease) in net assets resulting from operations	(2,384,291)	212,595

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(177,756)	(88,215)
Total distributions to shareholders	(177,756)	(88,215)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,382,740	13,069,455
Payments for shares redeemed	(3,016,440)	(9,883,650)
Net increase (decrease) in net assets derived from capital share transactions (a)	(633,700)	3,185,805
Net increase (decrease) in net assets	$(3,195,747)	$3,310,185

NET ASSETS
Beginning of period/year	$9,212,059	$5,901,874
End of period/year	$6,016,312	$9,212,059

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	150,000	800,000
Redemptions	(200,000)	(600,000)
Net increase (decrease)	(50,000)	200,000

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Period Ended September 30, 2017(1)
Net asset value, beginning of period/year	$34.12		$34.03	$29.18	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.31		0.52	0.45	0.40
Net realized and unrealized gain (loss) on investments	(6.04)		0.03 (7)	4.77	3.83
Total from investment operations	(5.73)		0.55	5.22	4.23

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.58)		(0.46)	(0.37)	(0.05)
Total distributions	(0.58)		(0.46)	(0.37)	(0.05)

CAPITAL SHARE TRANSACTIONS:
Transaction fees	—		—	0.00 (6)	—

Net asset value, end of period/year	$27.81		$34.12	$34.03	$29.18

Total return	-17.14	%(3)	1.86%	18.02%	16.92	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$47,279		$57,999	$57,848	$40,849

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65	%(4)	0.65%	0.65%	0.65	%(4)
Net investment income (loss) to average net assets	1.78	%(4)	1.59%	1.41%	1.56	%(4)
Portfolio turnover rate (5)	16	%(3)	36%	72%	38	%(3)

(1)	Commencement of operations on October 31, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Represents less than $0.005.
(7)

Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Period Ended September 30, 2017(1)
Net asset value, beginning of period/year	$16.92		$16.30	$15.04	$15.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.15		0.30	0.40	0.07
Net realized and unrealized gain (loss) on investments	(3.71)		0.58	0.99	(0.04)
Total from investment operations	(3.56)		0.88	1.39	0.03

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.21)		(0.26)	(0.13)	—
Total distributions	(0.21)		(0.26)	(0.13)	—

CAPITAL SHARE TRANSACTIONS:
Transaction fees	—		—	—	0.01

Net asset value, end of period/year	$13.15		$16.92	$16.30	$15.04

Total return	-21.36	%(3)	5.71%	9.25%	0.29	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$17,757		$15,230	$5,707	$1,504

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65	%(4)	0.65%	0.65%	0.65	%(4)
Net investment income (loss) to average net assets	1.72	%(4)	1.85%	2.55%	1.54	%(4)
Portfolio turnover rate (5)	2	%(3)	47%	86%	77	%(3)

(1)	Commencement of operations on June 12, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Period Ended September 30, 2018(1)
Net asset value, beginning of period/year	$16.75		$16.86		$15.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.21		0.29		0.25
Net realized and unrealized gain (loss) on investments	(4.61)		(0.24	)(6)	1.66
Total from investment operations	(4.40)		0.05		1.91

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.32)		(0.16)		(0.05)
Total distributions	(0.32)		(0.16)		(0.05)

Net asset value, end of period/year	$12.03		$16.75		$16.86

Total return	-26.84	%(3)	0.46%		12.78	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$6,016		$9,212		$5,902

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.29	%(4)	0.29%		0.29	%(4)
Net investment income (loss) to average net assets	2.50	%(4)	1.80%		1.66	%(4)
Portfolio turnover rate (5)	9	%(3)	24%		36	%(3)

(1)	Commencement of operations on October 31, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

Notes to Financial Statements

March 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

American Customer Satisfaction ETF, Brand Value ETF and Reverse Cap Weighted U.S. Large Cap ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the American Customer Satisfaction ETF is to track the performance, before fees and expenses, of the American Customer Satisfaction Investable Index. The investment objective of the Brand Value ETF is to track the performance, before fees and expenses, of the EQM Brand Value Index. The investment objective of the Reverse Cap Weighted U.S. Large Cap ETF is to track the performance, before fees and expenses, of the Reverse Cap Weighted U.S. Large Cap Index. American Customer Satisfaction ETF commenced operations on October 31, 2016, Brand Value ETF commenced operations on June 12, 2017, and Reverse Cap Weighted U.S. Large Cap ETF commenced operations on October 31, 2017.

The end of the reporting period for the Funds is March 31, 2020, and the period covered by these Notes to Financial Statements is the six-month period ended March 31, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market® Exchange (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”) If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used.

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NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

American Customer Satisfaction ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$44,847,625	$—	$—	$44,847,625
Exchange Traded Funds	2,321,207	—	—	2,321,207
Short-Term Investments	88,017	—	—	88,017
Total Investments in Securities	$47,256,849	$—	$—	$47,256,849

Brand Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$17,713,983	$—	$—	$17,713,983
Short-Term Investments	37,541	—	—	37,541
Total Investments in Securities	$17,751,524	$—	$—	$17,751,524

Reverse Cap Weighted U.S. Large Cap ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,997,803	$—	$—	$5,997,803
Short-Term Investments	6,697	—	—	6,697
Total Investments in Securities	$6,004,500	$—	$—	$6,004,500

^	See Schedules of Investments for breakout of investments by sector classifications.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not occur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.

Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the fiscal year ended September 30, 2019, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
American Customer Satisfaction ETF	$ (6,665,324)	$ 6,665,324
Brand Value ETF	(1,217,101)	1,217,101
Reverse Cap Weighted U.S. Large Cap ETF	(1,112,303)	1,112,303

During the fiscal year ended September 30, 2019, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid in capital.

American Customer Satisfaction ETF	$ 6,665,324
Brand Value ETF	1,217,107
Reverse Cap Weighted U.S. Large Cap ETF	1,112,303

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments. There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Funds’ financial statements.

J.

New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

CSat Investment Advisory, L.P. d/b/a Exponential ETFs (the “Advisor”), serves as the investment advisor to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Advisor has

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NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

agreed to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, American Customer Satisfaction ETF and Brand Value ETF each pay the Advisor 0.65% and Reverse Cap Weighted U.S. Large Cap ETF pays the Advisor 0.294% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Foreside Fund Services, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Prior to February 17, 2020, Quasar Distributors, LLC acted as the Funds’ principal underwriter.

A Trustee and all officers of the Trust are affiliated with the Administrator, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
American Customer Satisfaction ETF	$ 9,329,183	$ 9,596,227
Brand Value ETF	354,892	383,308
Reverse Cap Weighted U.S. Large Cap ETF	802,314	828,636

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

During the current fiscal period, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	Purchases	Sales
American Customer Satisfaction ETF	$ 32,910,314	$ 33,039,148
Brand Value ETF	7,918,614	—
Reverse Cap Weighted U.S. Large Cap ETF	2,288,733	2,943,839

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at September 30, 2019 were as follows:

	American Customer Satisfaction ETF	Brand Value ETF	Reverse Cap Weighted U.S. Large Cap ETF
Tax cost of investments	$57,065,444	$15,229,748	$10,153,230
Gross tax unrealized appreciation	$4,919,926	$454,971	$147,934
Gross tax unrealized depreciation	(3,996,411)	(453,685)	(1,100,489)
Net tax unrealized appreciation (depreciation)	923,515	1,313	(952,555)
Undistributed ordinary income	700,528	155,758	116,537
Undistributed long term capital gains	—	—	—
Accumulated gain (loss)	700,528	155,758	116,537
Other accumulated gain (loss)	(1,278,771)	(377,334)	(188,423)
Distributable earnings (accumulated deficit)	$345,272	$(220,263)	$(1,024,441)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2019, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

As of September 30, 2019, the Funds had the following capital loss carryforwards with an indefinite expiration:

	Short-Term	Long-Term
American Customer Satisfaction ETF	$ 665,232	$ 613,539
Brand Value ETF	294,182	83,152
Reverse Cap Weighted U.S. Large Cap ETF	146,843	41,580

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2019 was as follows:

	Ordinary Income	Capital Gains
American Customer Satisfaction ETF	$ 778,066	$ —
Brand Value ETF	104,439	—
Reverse Cap Weighted U.S. Large Cap ETF	88,215	—

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2018 was as follows:

	Ordinary Income	Capital Gains
American Customer Satisfaction ETF	$ 554,908	$ —
Brand Value ETF	19,062	—
Reverse Cap Weighted U.S. Large Cap ETF	5,149	—

NOTE 6 – SHARE TRANSACTIONS

Shares of American Customer Satisfaction ETF and Reverse Cap Weighted U.S. Large Cap ETF are listed and trade on Cboe BZX Exchange, Inc. (“Cboe”) and shares of Brand Value ETF are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares for American Customer Satisfaction ETF and 50,000 shares for Brand Value ETF and Reverse Cap Weighted U.S. Large Cap ETF, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for American Customer Satisfaction ETF and Brand Value ETF is $250 and for Reverse Cap Weighted U.S. Large Cap ETF is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if he Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Advisor, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – BENEFICAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of the end of the current fiscal period, a shareholder holds more than 25% of the total outstanding shares of the American Customer Satisfaction ETF.

NOTE 8 – PRINCIPAL RISKS

Sector Risk. To the extent that the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

Investment Company Risk. The American Customer Satisfaction ETF invests in investment companies. The risks of investment in investment companies, such as ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

Exponential ETFs

Expense Examples

For the Six-Months Ended March 31, 2020 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Exponential ETFs

Expense Examples

For the Six-Months Ended March 31, 2020 (Unaudited) (Continued)

American Customer Satisfaction ETF

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 828.60	$2.97
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.75	$3.29

Brand Value ETF

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 786.40	$2.90
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.75	$3.29

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.65%, multiplied by the average account value during the period, multiplied by 183/366, to reflect one-half year period.

Reverse Cap Weighted U.S. Large Cap ETF

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During the Period(2)
Actual	$1,000.00	$ 731.60	$1.27
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.53	$1.49

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.294%, multiplied by the average account value during the period, multiplied by 183/366, to reflect one-half year period.

Exponential ETFs

Federal Tax Information

(Unaudited)

For the fiscal year ended September 30, 2019, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

American Customer Satisfaction ETF	100.00%
Brand Value ETF	100.00%
Reverse Cap Weighted U.S. Large Cap ETF	96.85%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended September 30, 2019 was as follows:

American Customer Satisfaction ETF	100.00%
Brand Value ETF	100.00%
Reverse Cap Weighted U.S. Large Cap ETF	96.07%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

American Customer Satisfaction ETF	0.00%
Brand Value ETF	0.00%
Reverse Cap Weighted U.S. Large Cap ETF	0.00%

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Funds’ Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q or Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their respective websites at www.acsietf.com, www.brandvalueetf.com and www.reverseetf.com daily.

Exponential ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing each Fund’s website at www.acsietf.com, www.brandvalueetf.com and www.reverseetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing each Fund’s website at www.acsietf.com, www.brandvalueetf.com and www.reverseetf.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge, on each Fund’s website at www.acsietf.com, www.brandvalueetf.com and www.reverseetf.com.

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Advisor

CSat Investment Advisory, L.P. d/b/a Exponential ETFs
625 Avis Drive
Ann Arbor, Michigan 48108

American Customer Satisfaction ETF Index Provider

CSat Investment Advisory, L.P. d/b/a Exponential ETFs
625 Avis Drive
Ann Arbor, Michigan 48108

Brand Value ETF Index Provider

Brandometry, LLC
395 5th Avenue, 8th Floor
New York, New York 10016

Reverse Cap Weighted U.S. Large Cap ETF Index Provider

CSat Investment Advisory, L.P. d/b/a Exponential ETFs
625 Avis Drive
Ann Arbor, Michigan 48108

Distributor

Foreside Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004-2541

American Customer Satisfaction ETF
Symbol – ACSI
CUSIP – 26922A776

Brand Value ETF
Symbol – BVAL
CUSIP – 26922A693

Reverse Cap Weighted U.S. Large Cap ETF
Symbol – RVRS
CUSIP – 226922A685

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no charge in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	6/8/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	6/8/2020

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	6/8/2020